                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00734

                             Van Kampen Harbor Fund
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/06

Item 1. Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

    VAN KAMPEN HARBOR FUND

    PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2006 (UNAUDITED)


   PAR
   AMOUNT
   (000)     DESCRIPTION                                                          COUPON        MATURITY          VALUE
  --------------------------------------------------------------------------------------------------------------------------
             DOMESTIC CONVERTIBLE CORPORATE OBLIGATIONS    67.1%
             ADVERTISING    0.5%
  $  1,400   Lamar Advertising Co.                                                   2.875%     12/31/10      $   1,662,500
                                                                                                              --------------

             AEROSPACE & DEFENSE    3.5%
     2,700   Armor Holdings, Inc. (a)                                          2.000/0.000      11/01/24          3,351,375
     4,500   L-3 Communications Corp.                                                3.000      08/01/35          4,601,250
     3,000   Lockheed Martin Corp. (Variable Rate Coupon)                            5.155      08/15/33          3,813,300
                                                                                                              --------------
                                                                                                                 11,765,925
                                                                                                              --------------

             AIRLINES    0.5%
     1,625   UAL Corp.                                                               5.000      02/01/21          1,563,087
                                                                                                              --------------

             APPLICATION SOFTWARE    0.6%
     1,800   Sybase, Inc. (b)                                                        1.750      02/22/25          1,998,000
                                                                                                              --------------

             BIOTECHNOLOGY    4.5%
     4,550   Amgen, Inc. (b)                                                         0.375      02/01/13          4,623,937
     3,250   Genzyme Corp.                                                           1.250      12/01/23          3,575,000
     3,250   Med Immune, Inc. (b)                                                    1.625      07/15/13          3,562,812
       895   Millipore Corp.                                                         3.750      06/01/26            897,237
     2,355   Millipore Corp. (b)                                                     3.750      06/01/26          2,360,887
                                                                                                              --------------
                                                                                                                 15,019,873
                                                                                                              --------------

             BROADCASTING    0.7%
     2,500   Sinclair Broadcast Group, Inc.                                          6.000      09/15/12          2,234,375
                                                                                                              --------------

             BROADCASTING & CABLE TV    3.0%
        50   Comcast Corp. (Variable Rate Coupon)                                    2.000      10/15/29          2,006,500
     3,000   EchoStar Communications Corp.                                           5.750      05/15/08          3,022,500
     1,200   Liberty Media Corp.                                                     0.750      03/30/23          1,327,500
     2,000   Liberty Media Corp. (b)                                                 0.750      03/30/23          2,212,500
       540   Sirius Satellite Radio, Inc.                                            3.500      06/01/08          1,538,325
                                                                                                              --------------
                                                                                                                 10,107,325
                                                                                                              --------------

             BROKERAGE    1.0%
     3,250   Lehman Brothers Holdings, Inc.                                          2.000      08/01/13          3,541,525
                                                                                                              --------------

             CASINOS & GAMING    0.6%
     1,800   Scientific Games Corp. (b)                                              0.750      12/01/24          2,155,500
                                                                                                              --------------

             COMMUNICATIONS EQUIPMENT    0.6%
     2,200   Ciena Corp.                                                             3.750      02/01/08          2,134,000
                                                                                                              --------------

             COMPUTER STORAGE & PERIPHERALS    1.9%
     1,990   Maxtor Corp.                                                            6.800      04/30/10          2,206,412
     1,200   Maxtor Corp. (b)                                                        2.375      08/15/12          1,764,000
     2,600   SanDisk Corp.                                                           1.000      05/15/13          2,489,500
                                                                                                              --------------
                                                                                                                  6,459,912
                                                                                                              --------------

             CONSUMER ELECTRONICS    1.1%
     3,000   Best Buy, Inc.                                                          2.250      01/15/22          3,645,000
                                                                                                              --------------

             CONSUMER PRODUCTS    1.0%
     3,250   Eastman Kodak Co.                                                       3.375      10/15/33          3,193,125
                                                                                                              --------------

             CONSUMER FINANCE    1.7%
     2,600   Emdeon Corp.                                                            3.125      09/01/25          2,609,750
     3,000   SLM Corp. (Floating Rate Coupon)                                        5.435      07/25/35          3,022,200
                                                                                                              --------------
                                                                                                                  5,631,950
                                                                                                              --------------

             DIVERSIFIED BANKS    0.5%
     1,650   Wells Fargo & Company (Floating Rate Coupon)                            5.239      05/01/33          1,675,245
                                                                                                              --------------

             ELECTRONIC EQUIPMENT MANUFACTURERS    1.0%
     1,950   Hutchinson Technology, Inc.                                             3.250      01/15/26          1,755,000
     1,500   Itron, Inc.                                                             2.500      08/01/26          1,700,625
                                                                                                              --------------
                                                                                                                  3,455,625
                                                                                                              --------------

             ELECTRONIC MANUFACTURING SERVICES    1.2%
     3,900   Agere Systems, Inc.                                                     6.500      12/15/09          3,929,250
                                                                                                              --------------

             ENTERTAINMENT    2.0%
     6,000   Walt Disney Co.                                                         2.125      04/15/23          6,780,000
                                                                                                              --------------

             ENVIRONMENTAL & FACILITIES SERVICES    0.3%
     1,050   Allied Waste Industries, Inc.                                           4.250      04/15/34            971,250
                                                                                                              --------------

             HEALTH CARE EQUIPMENT    4.9%
     1,570   Advanced Medical Optics, Inc.                                           2.500      07/15/24          1,630,837
     3,250   American Medical Systems Holdings, Inc.                                 3.250      07/01/36          3,810,625
     1,800   Cytyc Corp.                                                             2.250      03/15/24          1,818,000
     1,950   Greatbatch, Inc.                                                        2.250      06/15/13          1,752,562
     2,100   Medtronic, Inc., Ser B                                                  1.250      09/15/21          2,107,875
       325   PolyMedica Corp. (b)                                                    1.000      09/15/11            335,839
     5,000   Thermo Electron Corp.                                                   3.250      11/01/07          5,037,500
                                                                                                              --------------
                                                                                                                 16,493,238
                                                                                                              --------------
             HEALTH CARE FACILITIES    1.2%
       344   Manor Care, Inc. (a)                                              2.125/1.875      08/01/35            423,550
     2,956   Manor Care, Inc. (a) (b)                                          2.125/1.875      08/01/35          3,639,575
                                                                                                              --------------
                                                                                                                  4,063,125
                                                                                                              --------------

             HEALTH CARE SUPPLIES    1.2%
     3,400   Fisher Scientific International, Inc.                                   3.250      03/01/24          3,973,750
                                                                                                              --------------

             HEALTH CARE TECHNOLOGY  0.8%
     2,600   TriZetto Group, Inc.                                                    2.750      10/01/25          2,772,250
                                                                                                              --------------

             HOTELS, RESORTS & CRUISE LINES    1.3%
     3,200   Hilton Hotels Corp.                                                     3.375      04/15/23          4,200,000
                                                                                                              --------------

             HOUSEHOLD PRODUCTS    1.6%
     4,000   Church & Dwight Co., Inc. (b)                                           5.250      08/15/33          5,395,000
                                                                                                              --------------
             INTEGRATED TELECOMMUNICATION SERVICES    3.1%
       975   Broadwing Corp.                                                         3.125      05/15/26          1,022,531
     1,950   Broadwing Corp. (b)                                                     3.125      05/15/26          2,045,063
     1,625   Finisar Corp.                                                           5.250      10/15/08          1,631,094
     2,210   Level 3 Communications, Inc.                                            6.000      09/15/09          1,997,288
     1,300   Level 3 Communications, Inc.                                            3.500      06/15/12          1,534,000
     1,831   Time Warner Telecom, Inc.                                               2.375      04/01/26          2,275,018
                                                                                                              --------------
                                                                                                                 10,504,994
                                                                                                              --------------

             INTERNET RETAIL    0.8%
     2,840   Amazon.com, Inc.                                                        4.750      02/01/09          2,772,550
                                                                                                              --------------

             INTERNET SOFTWARE & SERVICES    1.0%
     1,000   Safeguard Scientifics, Inc.                                             2.625      03/15/24            777,500
       500   Safeguard Scientifics, Inc. (b)                                         2.625      03/15/24            388,750
     1,600   Yahoo!, Inc.                                                              *        04/01/08          2,082,000
                                                                                                              --------------
                                                                                                                  3,248,250
                                                                                                              --------------

             INVESTMENT BANKING & BROKERAGE    1.1%
     3,250   Merrill Lynch & Co., Inc.                                                 *        03/13/32          3,814,200
                                                                                                              --------------

             MANUFACTURING    0.9%
     2,250   Actuant Corp.                                                           2.000      11/15/23          3,079,688
                                                                                                              --------------

             OFFICE REAL ESTATE INVESTMENT TRUST    1.0%
     2,600   Boston Properties, Inc.                                                 3.750      05/15/36          2,808,000
       650   Digital Realty Trust, Inc. (b)                                          4.125      08/15/26            696,280
                                                                                                              --------------
                                                                                                                  3,504,280
                                                                                                              --------------

             OIL & GAS EQUIPMENT & SERVICES    2.0%
     3,015   Cooper Cameron Corp.                                                    1.500      05/15/24          4,518,731
     1,365   Halliburton Co.                                                         3.125      07/15/23          2,156,700
                                                                                                              --------------
                                                                                                                  6,675,431
                                                                                                              --------------

             OIL & GAS EXPLORATION & PRODUCTION    0.2%
       600   McMoRan Exploration Co.                                                 5.250      10/06/11            737,250
                                                                                                              --------------

             OIL & GAS REFINING & MARKETING    0.6%
     1,750   Cheniere Energy, Inc.                                                   2.250      08/01/12          1,859,375
                                                                                                              --------------

             PAPER PACKAGING    0.8%
     2,600   Sealed Air Corp. (b)                                                    3.000      06/30/33          2,548,000
                                                                                                              --------------

             PHARMACEUTICALS    4.4%
     4,000   Bristol-Myers Squibb Co. (Floating Rate Coupon)                         4.890      09/15/23          4,027,200
     3,250   Cubist Pharmaceuticals, Inc.                                            2.250      06/15/13          3,225,625
     3,000   NPS Pharmaceuticals, Inc.                                               3.000      06/15/08          2,580,000
     4,500   Wyeth (Floating Rate Coupon) (b)                                        5.109      01/15/24          4,924,800
                                                                                                              --------------
                                                                                                                 14,757,625
                                                                                                              --------------

             RETAIL    2.1%
     3,000   Collegiate Pacific, Inc.                                                5.750      12/01/09          2,921,250
     4,550   TJX Cos., Inc., LYON                                                      *        02/13/21          4,265,625
                                                                                                              --------------
                                                                                                                  7,186,875
                                                                                                              --------------

             SEMICONDUCTOR EQUIPMENT    1.8%
     1,500   Cymer, Inc. (b)                                                         3.500      02/15/09          1,558,125
     1,625   International Rectifier Corp.                                           4.250      07/15/07          1,612,813
     3,000   Veeco Instruments, Inc.                                                 4.125      12/21/08          2,932,500
                                                                                                              --------------
                                                                                                                  6,103,438
                                                                                                              --------------

             SEMICONDUCTORS    6.2%
     1,200   Cypress Semiconductor Corp.                                             1.250      06/15/08          1,554,000
       900   Cypress Semiconductor Corp. (b)                                         1.250      06/15/08          1,165,500
     4,900   Fairchild Semiconductor Corp.                                           5.000      11/01/08          4,875,500
       650   Intel Corp.                                                             2.950      12/15/35            584,188
     3,250   Intel Corp. (b)                                                         2.950      12/15/35          2,920,938
     3,600   LSI Logic Corp. (b)                                                     4.000      05/15/10          3,627,000
     1,200   Pixelworks, Inc.                                                        1.750      05/15/24            856,500
     5,120   TriQuint Semiconductor, Inc.                                            4.000      03/01/07          5,100,800
                                                                                                              --------------
                                                                                                                 20,684,426
                                                                                                              --------------

             TOBACCO    0.6%
     1,625   Vector Group Ltd. (Variable Rate Coupon) (b)                            3.875      06/15/26          1,842,344
                                                                                                              --------------

             TRANSPORTATION SERVICES    0.5%
     1,950   Greenbrier Cos., Inc.                                                   2.375      05/15/26          1,815,938
                                                                                                              --------------

             WIRELESS TELECOMMUNICATION SERVICES    2.8%
     3,540   Nextel Communications                                                   5.250      01/15/10          3,500,175
       600   NII Holdings, Inc.                                                      2.750      08/15/25            851,250
     2,100   NII Holdings, Inc.                                                      2.875      02/01/34          5,071,500
                                                                                                              --------------
                                                                                                                  9,422,925
                                                                                                              --------------
             TOTAL DOMESTIC CONVERTIBLE CORPORATE OBLIGATIONS                                                   225,378,419
                                                                                                              --------------

             FOREIGN CONVERTIBLE CORPORATE OBLIGATIONS    5.8%
     5,050   Carnival Corp. (Panama) (a)                                       1.132/0.000      04/29/33          3,629,687
     3,100   Flextronics International Ltd. (Singapore)                              1.000      08/01/10          3,189,125
     1,200   Lions Gate Entertainment Corp. (Canada)                                 3.625      03/15/25          1,162,500
     2,290   OMI Corp. (Marshall Islands)                                            2.875      12/01/24          2,224,163
     2,460   Schlumberger Ltd., Ser A (Netherlands Antilles)                         1.500      06/01/23          4,265,025
     5,200   Teva Pharmaceutical Industries Ltd., Ser D (Israel)                     1.750      02/01/26          4,966,000
                                                                                                              --------------
             TOTAL FOREIGN CONVERTIBLE CORPORATE OBLIGATIONS                                                     19,436,500
                                                                                                              --------------

    DESCRIPTION                                                                                     SHARES        VALUE
    ------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS    1.2%
    MULTI-UTILITIES    1.0%
    Williams Cos., Inc.                                                                             143,947       3,436,015
                                                                                                              --------------

    OIL & GAS REFINING & MARKETING    0.2%
    Valero Energy Corp.                                                                              15,983         822,645
                                                                                                              --------------

    TOTAL COMMON STOCKS                                                                                           4,258,660
                                                                                                              --------------

    CONVERTIBLE PREFERRED STOCKS    23.4%
    ADVERTISING    0.6%
    Interpublic Group of Cos., Inc., Ser B, 5.250% (b)                                                2,000       1,917,500
                                                                                                              --------------

    AUTOMOBILE MANUFACTURERS    2.9%
    Ford Motor Co. Capital Trust II, 6.500%                                                         114,750       3,854,452
    General Motors Corp., Ser A, 4.500%                                                             111,000       2,746,140
    General Motors Corp., Ser B, 5.250%                                                             158,000       3,178,960
                                                                                                              --------------
                                                                                                                  9,779,552
                                                                                                              --------------
    DIVERSIFIED CHEMICALS    0.6%
    Huntsman Corp., 5.000%                                                                           54,100       2,179,148
                                                                                                              --------------

    DIVERSIFIED METALS & MINING    0.8%
    Freeport-McMoRan Copper & Gold, Inc., 5.500%                                                      2,250       2,832,188
                                                                                                              --------------

    ELECTRIC UTILITIES    0.7%
    NRG Energy, Inc., 5.750%                                                                          6,400       1,510,720
    PNM Resources, Inc., 6.750%                                                                      17,650         883,206
                                                                                                              --------------
                                                                                                                  2,393,926
                                                                                                              --------------

    GAS UTILITIES    0.6%
    Southern Union Co., 5.000%                                                                       36,100       1,902,470
                                                                                                              --------------

    HOUSEWARES & SPECIALTIES    1.0%
    Newell Financial Trust I, 5.250%, QUIPS                                                          70,000       3,220,000
                                                                                                              --------------

    INVESTMENT BANKING & BROKERAGE    3.1%
    E*TRADE Financial Corp., 6.125%                                                                  97,500       3,034,200
    Lazard Ltd., 6.625% (Bermuda)                                                                   120,000       4,266,000
    Lehman Brothers Holdings, Inc., Ser GIS, 6.250%, PIES                                           120,000       3,276,000
                                                                                                              --------------
                                                                                                                 10,576,200
                                                                                                              --------------

    LIFE & HEALTH INSURANCE    1.6%
    MetLife, Inc., Ser B, 6.375%                                                                    180,000       5,347,800
                                                                                                              --------------

    METAL & GLASS CONTAINERS    0.4%
    Owens - Illinois, Inc., 4.750%                                                                   41,760       1,463,688
                                                                                                              --------------

    MULTI-LINE INSURANCE    2.0%
    Citigroup Funding, Inc., Ser GNW, 5.020%                                                        138,000       4,574,700
    Fortis Insurance NV, 7.750% (Netherlands) (b)                                                 1,500,000       2,101,500
                                                                                                              --------------
                                                                                                                  6,676,200
                                                                                                              --------------

    OIL & GAS EXPLORATION & PRODUCTION    1.1%
    Chesapeake Energy Corp., 5.000% (b)                                                              36,000       3,712,500
                                                                                                              --------------

    OTHER DIVERSIFIED FINANCIAL SERVICES    1.2%
    Lucent Technologies Capital Trust I, 7.750%                                                       4,100       4,192,250
                                                                                                              --------------

    PHARMACEUTICALS    1.0%
    Schering-Plough Corp., 6.000%                                                                    62,400       3,486,600
                                                                                                              --------------

    PROPERTY & CASUALTY INSURANCE    1.7%
    Bristow Group, Inc., 5.500%                                                                      52,000       2,567,500
    XL Capital, Ltd., 6.500% (Cayman Islands)                                                       134,500       3,053,150
                                                                                                              --------------
                                                                                                                  5,620,650
                                                                                                              --------------
    REAL ESTATE INVESTMENT TRUST   0.5%
    Simon Property Group, Inc., 6.000%                                                               20,600       1,522,546
                                                                                                              --------------

    REINSURANCE    1.0%
    Platinum Underwriter Holdings Ltd., Ser A, 6.000% (Bermuda)                                     104,000       3,192,800
                                                                                                              --------------
    RETAIL  0.6%
    Retail Ventures, Inc., 6.625%                                                                    32,500       1,864,687
                                                                                                              --------------

    SPECIALTY STORES    0.7%
    United Rentals Trust I, 6.500%                                                                   50,095       2,354,465
                                                                                                              --------------

    THRIFTS & MORTGAGE FINANCE    1.3%
    Fannie Mae, 5.375%                                                                                   45       4,343,513
                                                                                                              --------------

    TOTAL CONVERTIBLE PREFERRED STOCKS                                                                           78,578,683
                                                                                                              --------------

    TOTAL LONG-TERM INVESTMENTS    97.5%
       (Cost $306,863,520)                                                                                      327,652,262

    REPURCHASE AGREEMENT    2.1%
    State Street Bank & Trust Co. ($7,093,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.15%, dated 09/29/06, to
       be sold on 10/02/06 at $7,096,044) (Cost $7,093,000)                                                       7,093,000
                                                                                                              --------------


    TOTAL INVESTMENTS    99.6%
       (Cost $313,956,520)                                                                                      334,745,262

    OTHER ASSETS IN EXCESS OF LIABILITIES    0.4%                                                                 1,288,659
                                                                                                              --------------

    NET ASSETS    100.0%                                                                                      $ 336,033,921
                                                                                                              ==============
             Percentages are calculated as a percentage of net assets.

    *        Zero coupon bond

    (a) Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date.

    (b) 144A - Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.


    LYON   - Liquid Yield Option Note
    PIES   - Premium Income Exchangeable Securities
    QUIPS  - Quarterly Income Preferred Securities

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Harbor Fund


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2006


By: /s/ James W. Garrett
    ---------------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: November 21, 2006